Trade payables - Summary of Trade payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current
Trade payables	₨ 17,820	$ 190	₨ 8,173
Total	₨ 17,820	$ 190	₨ 8,173